Intangible assets and goodwill (Details 4) - Cash-generating units [member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Content & EdTech Platform
Intangible Assets and Goodwill
Growth rate - %	13.10%	17.00%
Discount rate - %	13.60%	13.20%
Growth rate (%) in perpetuity	5.60%	5.20%
Years projected	8 years	8 years
Digital Services Platform
Intangible Assets and Goodwill
Growth rate - %		5.40%
Discount rate - %		13.20%
Growth rate (%) in perpetuity		5.20%
Years projected		8 years